SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
SHORT-TERM BORROWINGS
Schedule of short-term borrowings
		As of December 31
		2012	2013
	Maturities	RMB	RMB
Unsecured short-term bank loans	April 2013 to July 2013	60,000	—
Secured short-term borrowingsfrom third party	April 2014 to May 2014	—	50,000
Unsecured short-term borrowingsfrom third parties	February 2014 to December 2014	—	20,800
Unsecured short-term borrowings from individuals	July 2013 to November 2014	—	27,630
Total Short-term borrowings		60,000	98,430